Insurance and reinsurance contracts - Analysis of movements in insurance and reinsurance contract balances by measurement component (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Insurance
Analysis of movements in insurance and reinsurance contract balances by measurement component
Opening assets	$ (1,148)	$ (1,106)
Opening liabilities	139,839	126,239
Net opening (assets) liabilities at 1 Jan	138,691	125,133
Changes that relate to future service
Changes in estimates that result in losses or reversal of losses on onerous contracts	124	190
New contracts in the year	7	7
Total changes that relate to future service	131	197
Changes that relate to current service
Release of CSM to profit or loss	(2,286)	(2,193)
Release of risk adjustment to profit or loss	(257)	(228)
Experience adjustments	(153)	(176)
Total changes that relate to current service	(2,696)	(2,597)
Changes that relate to past service
Adjustments to assets/liabilities for incurred claims	(30)	142
Insurance service result	(2,595)	(2,258)
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	295	233
Other net finance (income) expense	3,859	8,606
Total net finance (income) expense from insurance and reinsurance contracts	4,154	8,839
Total amount recognised in income statement	1,559	6,581
Effect of movements in exchange rates	(1,763)	210
Total amount recognised in comprehensive income	(204)	6,791
Cash flows
Premiums received net of ceding commissions paid	24,283	22,294
Insurance acquisition cash flows	(4,798)	(4,270)
Claims and other insurance service expenses net of recoveries from reinsurance received	(11,427)	(11,082)
Total cash flows	8,058	6,942
Other changes	(293)	(175)
Closing assets	(1,313)	(1,148)
Closing liabilities	147,565	139,839
Net closing (assets) liabilities at 31 Dec	146,252	138,691
Insurance | Best estimate liabilities (BEL)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Opening assets	(3,952)	(3,540)
Opening liabilities	120,115	107,582
Net opening (assets) liabilities at 1 Jan	116,163	104,042
Changes that relate to future service
Changes in estimates that adjust the CSM	(178)	(1,181)
Changes in estimates that result in losses or reversal of losses on onerous contracts	100	196
New contracts in the year	(2,709)	(2,461)
Total changes that relate to future service	(2,787)	(3,446)
Changes that relate to current service
Experience adjustments	(153)	(176)
Total changes that relate to current service	(153)	(176)
Changes that relate to past service
Adjustments to assets/liabilities for incurred claims	(34)	144
Insurance service result	(2,974)	(3,478)
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	(24)	(43)
Other net finance (income) expense	3,849	8,650
Total net finance (income) expense from insurance and reinsurance contracts	3,825	8,607
Total amount recognised in income statement	851	5,129
Effect of movements in exchange rates	(1,423)	225
Total amount recognised in comprehensive income	(572)	5,354
Cash flows
Premiums received net of ceding commissions paid	24,283	22,294
Insurance acquisition cash flows	(4,798)	(4,270)
Claims and other insurance service expenses net of recoveries from reinsurance received	(11,427)	(11,082)
Total cash flows	8,058	6,942
Other changes	(273)	(175)
Closing assets	(4,566)	(3,952)
Closing liabilities	127,942	120,115
Net closing (assets) liabilities at 31 Dec	123,376	116,163
Insurance | Risk adjustment for non-financial risk (RA)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Opening assets	631	505
Opening liabilities	1,713	1,418
Net opening (assets) liabilities at 1 Jan	2,344	1,923
Changes that relate to future service
Changes in estimates that adjust the CSM	25	343
Changes in estimates that result in losses or reversal of losses on onerous contracts	24	(6)
New contracts in the year	315	295
Total changes that relate to future service	364	632
Changes that relate to current service
Release of risk adjustment to profit or loss	(257)	(228)
Total changes that relate to current service	(257)	(228)
Changes that relate to past service
Adjustments to assets/liabilities for incurred claims	4	(2)
Insurance service result	111	402
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	49	47
Other net finance (income) expense	3	(32)
Total net finance (income) expense from insurance and reinsurance contracts	52	15
Total amount recognised in income statement	163	417
Effect of movements in exchange rates	(41)	4
Total amount recognised in comprehensive income	122	421
Cash flows
Other changes	(20)
Closing assets	791	631
Closing liabilities	1,655	1,713
Net closing (assets) liabilities at 31 Dec	2,446	2,344
Insurance | Contractual service margin (CSM)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Opening assets	2,173	1,929
Opening liabilities	18,011	17,239
Net opening (assets) liabilities at 1 Jan	20,184	19,168
Changes that relate to future service
Changes in estimates that adjust the CSM	153	838
New contracts in the year	2,401	2,173
Total changes that relate to future service	2,554	3,011
Changes that relate to current service
Release of CSM to profit or loss	(2,286)	(2,193)
Total changes that relate to current service	(2,286)	(2,193)
Changes that relate to past service
Insurance service result	268	818
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	270	229
Other net finance (income) expense	7	(12)
Total net finance (income) expense from insurance and reinsurance contracts	277	217
Total amount recognised in income statement	545	1,035
Effect of movements in exchange rates	(299)	(19)
Total amount recognised in comprehensive income	246	1,016
Cash flows
Closing assets	2,462	2,173
Closing liabilities	17,968	18,011
Net closing (assets) liabilities at 31 Dec	20,430	20,184
RI
Analysis of movements in insurance and reinsurance contract balances by measurement component
Opening assets	(2,426)	(1,856)
Opening liabilities	1,151	1,175
Net opening (assets) liabilities at 1 Jan	(1,275)	(681)
Changes that relate to future service
Changes in estimates that result in losses or reversal of losses on onerous contracts	49	(98)
New contracts in the year	(1)
Total changes that relate to future service	48	(98)
Changes that relate to current service
Release of CSM to profit or loss	159	203
Release of risk adjustment to profit or loss	16	24
Experience adjustments	112	45
Total changes that relate to current service	287	272
Changes that relate to past service
Adjustments to assets/liabilities for incurred claims	(33)	(3)
Insurance service result	302	171
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	(109)	(45)
Other net finance (income) expense	447	(146)
Total net finance (income) expense from insurance and reinsurance contracts	338	(191)
Total amount recognised in income statement	640	(20)
Effect of movements in exchange rates	9
Total amount recognised in comprehensive income	649	(20)
Cash flows
Premiums received net of ceding commissions paid	(2,837)	(1,032)
Claims and other insurance service expenses net of recoveries from reinsurance received	612	458
Total cash flows	(2,225)	(574)
Other changes	(3)
Closing assets	(3,390)	(2,426)
Closing liabilities	536	1,151
Net closing (assets) liabilities at 31 Dec	(2,854)	(1,275)
RI | Best estimate liabilities (BEL)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Opening assets	(1,175)	(508)
Opening liabilities	1,182	1,162
Net opening (assets) liabilities at 1 Jan	7	654
Changes that relate to future service
Changes in estimates that adjust the CSM	(475)	57
Changes in estimates that result in losses or reversal of losses on onerous contracts	49	(98)
New contracts in the year	(10)	75
Total changes that relate to future service	(436)	34
Changes that relate to current service
Experience adjustments	112	45
Total changes that relate to current service	112	45
Changes that relate to past service
Adjustments to assets/liabilities for incurred claims	(33)	(3)
Insurance service result	(357)	76
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	(73)	6
Other net finance (income) expense	435	(156)
Total net finance (income) expense from insurance and reinsurance contracts	362	(150)
Total amount recognised in income statement	5	(74)
Effect of movements in exchange rates	15	1
Total amount recognised in comprehensive income	20	(73)
Cash flows
Premiums received net of ceding commissions paid	(2,837)	(1,032)
Claims and other insurance service expenses net of recoveries from reinsurance received	612	458
Total cash flows	(2,225)	(574)
Other changes	(3)
Closing assets	(2,624)	(1,175)
Closing liabilities	423	1,182
Net closing (assets) liabilities at 31 Dec	(2,201)	7
RI | Risk adjustment for non-financial risk (RA)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Opening assets	84	39
Opening liabilities	(21)	(44)
Net opening (assets) liabilities at 1 Jan	63	(5)
Changes that relate to future service
Changes in estimates that adjust the CSM	(216)	43
New contracts in the year	(5)	(5)
Total changes that relate to future service	(221)	38
Changes that relate to current service
Release of risk adjustment to profit or loss	16	24
Total changes that relate to current service	16	24
Changes that relate to past service
Insurance service result	(205)	62
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	(6)	(2)
Other net finance (income) expense	5	10
Total net finance (income) expense from insurance and reinsurance contracts	(1)	8
Total amount recognised in income statement	(206)	70
Effect of movements in exchange rates		(2)
Total amount recognised in comprehensive income	(206)	68
Cash flows
Closing assets	(99)	84
Closing liabilities	(44)	(21)
Net closing (assets) liabilities at 31 Dec	(143)	63
RI | Contractual service margin (CSM)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Opening assets	(1,335)	(1,387)
Opening liabilities	(10)	57
Net opening (assets) liabilities at 1 Jan	(1,345)	(1,330)
Changes that relate to future service
Changes in estimates that adjust the CSM	691	(100)
New contracts in the year	14	(70)
Total changes that relate to future service	705	(170)
Changes that relate to current service
Release of CSM to profit or loss	159	203
Total changes that relate to current service	159	203
Changes that relate to past service
Insurance service result	864	33
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	(30)	(49)
Other net finance (income) expense	7
Total net finance (income) expense from insurance and reinsurance contracts	(23)	(49)
Total amount recognised in income statement	841	(16)
Effect of movements in exchange rates	(6)	1
Total amount recognised in comprehensive income	835	(15)
Cash flows
Closing assets	(667)	(1,335)
Closing liabilities	157	(10)
Net closing (assets) liabilities at 31 Dec	$ (510)	$ (1,345)